Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Operating Assets and Liabilities
a)	The changes in operating assets and liabilities for the years ended December 31, 2012, 2011, and 2010, are as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable	(132,873)	(68,914)	(21,820)
Prepaid expenses and other assets	19,741	(8,225)	12,719
Accounts payable	18,408	12,216	(11,002)
Accrued and other liabilities	(20,485)	(19,424)	65,518

	(115,209)	(84,347)	45,415